Goodwill - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2018 EUR (€) Reporting_Unit	Dec. 31, 2017 EUR (€)		Dec. 31, 2016 EUR (€)
Goodwill [Line Items]
Number of reporting units | Reporting_Unit	2
Goodwill	€ 4,541,100,000	€ 4,541,100,000	[1]	€ 4,873,900,000
Impairment charges of goodwill	0
RU ASML [Member]
Goodwill [Line Items]
Goodwill	4,078,800,000	4,078,800,000
RU CLS [Member]
Goodwill [Line Items]
Goodwill	€ 462,300,000	€ 462,300,000

[1]	1.As of January 1, 2018, ASML has adopted the new Revenue Recognition Standard (ASC 606) and Lease Standard (ASC 842). The comparative numbers have been adjusted to reflect these changes in accounting policies, see Note 1 General information / summary of significant accounting policies.